Investment in joint ventures and associates_Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)		Dec. 31, 2016 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		₩ 417,051,000,000			₩ 439,012,000,000		₩ 643,861,000,000
Acquisition cost		621,299,000,000			592,148,000,000		780,911,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		3,196,000,000			13,389,000,000		3,857,000,000
Acquisition		48,272,000,000			192,760,000,000		48,702,000,000	[1]
Disposal and others		(93,005,000,000)	[2]		(70,946,000,000)		(236,654,000,000)	[3]
Dividends		(1,170,000,000)			(60,621,000,000)		(14,213,000,000)
Change in capital		(13,144,000,000)			6,663,000,000		(5,368,000,000)
Impairment		(177,000,000)			(114,903,000,000)		(1,173,000,000)
Others		743,000,000			11,697,000,000	[4]
Ending		361,766,000,000		$ 325,066	417,051,000,000		439,012,000,000
Changes in investments in associates due to accounts transfer		(89,151,000,000)			(62,571,000,000)
Changes in investments in associates due to debt-equity swap		0			51,227,000,000
Woori Blackstone Korea Opportunity Private Equity Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0			15,289,000,000		56,044,000,000
Acquisition cost					0		43,917,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(4,617,000,000)		10,093,000,000
Acquisition					0	[4]	0	[1]
Disposal and others					(7,369,000,000)		(37,036,000,000)	[3]
Dividends					(3,303,000,000)		(13,812,000,000)
Change in capital					0		0
Impairment					0		0
Others	[4]				0
Ending					0		15,289,000,000
Kumho Tire Co Inc
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		98,933,000,000			200,332,000,000		214,050,000,000
Acquisition cost		175,652,000,000			175,652,000,000		175,652,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(10,451,000,000)			(102,000,000)		(13,172,000,000)
Acquisition		0			0	[4]	0	[1]
Disposal and others		(83,286,000,000)	[2]		0		0	[3]
Dividends		0			0		0
Change in capital		(5,196,000,000)			1,545,000,000		(546,000,000)
Impairment		0			(102,842,000,000)		0
Others		0			0	[4]
Ending		0			98,933,000,000		200,332,000,000
Woori Service Networks Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		158,000,000			145,000,000		139,000,000
Acquisition cost		108,000,000			108,000,000		108,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		1,000,000			21,000,000		18,000,000
Acquisition		0			0	[4]	0	[1]
Disposal and others		0	[2]		0		0	[3]
Dividends		(2,000,000)			(8,000,000)		(12,000,000)
Change in capital		0			0		0
Impairment		0			0		0
Others		0			0	[4]
Ending		157,000,000			158,000,000		145,000,000
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		5,816,000,000			5,592,000,000		5,291,000,000
Acquisition cost		3,313,000,000			3,313,000,000		3,313,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		1,087,000,000			371,000,000		436,000,000
Acquisition		0			0	[4]	0	[1]
Disposal and others		0	[2]		0		0	[3]
Dividends		(113,000,000)			(147,000,000)		(135,000,000)
Change in capital		0			0		0
Impairment		0			0		0
Others		0			0	[4]
Ending		6,790,000,000			5,816,000,000		5,592,000,000
Korea Finance Security Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,519,000,000			3,376,000,000		3,711,000,000
Acquisition cost		3,267,000,000			3,266,000,000		3,266,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(10,000,000)			197,000,000		(281,000,000)
Acquisition		0			0	[4]	0	[1]
Disposal and others		0	[2]		0		0	[3]
Dividends		(54,000,000)			(54,000,000)		(54,000,000)
Change in capital		1,000,000			0		0
Impairment		0			0		0
Others		0			0	[4]
Ending		3,456,000,000			3,519,000,000		3,376,000,000
Chin Hung International Inc.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		45,101,000,000			43,032,000,000		43,936,000,000
Acquisition cost		130,779,000,000			89,725,000,000		89,725,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		1,206,000,000			(14,375,000,000)		(996,000,000)
Acquisition		0			41,053,000,000	[4]	0	[1]
Disposal and others		0	[2]		0		0	[3]
Dividends		0			0		0
Change in capital		(1,725,000,000)			1,535,000,000		92,000,000
Impairment		0			0		0
Others		159,000,000			(26,144,000,000)	[4]
Ending		44,741,000,000			45,101,000,000		43,032,000,000
Poonglim Industrial Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0			0		5,313,000,000
Acquisition cost		13,916,000,000			13,916,000,000		13,916,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0			(6,733,000,000)		(2,378,000,000)
Acquisition		0			0	[4]	0	[1]
Disposal and others		0	[2]		0		0	[3]
Dividends		0			0		0
Change in capital		0			0		(2,935,000,000)
Impairment		0			0
Others		0			6,733,000,000	[4]
Ending		0			0		0
STX Engine Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0			43,036,000,000		51,276,000,000
Acquisition cost					92,038,000,000		92,038,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(1,010,000,000)		(6,665,000,000)
Acquisition					0	[4]	0	[1]
Disposal and others					(46,217,000,000)		0	[3]
Dividends					0		0
Change in capital					4,191,000,000		(1,575,000,000)
Impairment					0		0
Others	[4]				0
Ending					0		43,036,000,000
Samho Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0			19,729,000,000		14,325,000,000
Acquisition cost					7,492,000,000		7,492,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					2,021,000,000		5,392,000,000
Acquisition					0	[4]	0	[1]
Disposal and others					(16,354,000,000)		0	[3]
Dividends					0		0
Change in capital					(73,000,000)		12,000,000
Impairment					(5,323,000,000)		0
Others	[4]				0
Ending					0		19,729,000,000
STX Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		6,947,000,000			0		4,251,000,000
Acquisition cost		50,760,000,000			42,215,000,000		42,215,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(816,000,000)			(29,788,000,000)		(4,222,000,000)
Acquisition		0			8,546,000,000	[4]	0	[1]
Disposal and others		(5,865,000,000)	[2]		0		0	[3]
Dividends		0			0		0
Change in capital		(266,000,000)			417,000,000		(29,000,000)
Impairment		0			0
Others		0			27,772,000,000	[4]
Ending		0			6,947,000,000		0
Osung LST Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					0		10,985,000,000
Acquisition cost							15,405,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)							(2,903,000,000)
Acquisition	[1]						0
Disposal and others	[3]						(6,909,000,000)
Dividends							0
Change in capital							0
Impairment							(1,173,000,000)
Ending							0
Saman Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,254,000,000			8,699,000,000		8,521,000,000
Acquisition cost		8,521,000,000			8,521,000,000		8,521,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(98,000,000)			(733,000,000)		252,000,000
Acquisition		0			0	[4]	0	[1]
Disposal and others		0	[2]		0		0	[3]
Dividends		0			0		0
Change in capital		35,000,000			26,000,000		(74,000,000)
Impairment		(177,000,000)			(6,738,000,000)		0
Others		0			0	[4]
Ending		1,014,000,000			1,254,000,000		8,699,000,000
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		27,611,000,000			13,118,000,000		0
Acquisition cost		25,847,000,000			13,602,000,000		13,602,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		950,000,000			(582,000,000)		(640,000,000)
Acquisition		360,000,000			15,729,000,000	[4]	13,602,000,000	[1]
Disposal and others		(3,346,000,000)	[2]		(498,000,000)		0	[3]
Dividends		(484,000,000)			0		0
Change in capital		0			(156,000,000)		156,000,000
Impairment		0			0		0
Others		0			0	[4]
Ending		25,091,000,000			27,611,000,000		13,118,000,000
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		6,840,000,000			1,800,000,000		0
Acquisition cost		15,000,000,000			1,800,000,000		1,800,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0			0		0
Acquisition		8,160,000,000			5,040,000,000	[4]	1,800,000,000	[1]
Disposal and others		0	[2]		0		0	[3]
Dividends		0			0		0
Change in capital		300,000,000			0		0
Impairment		0			0		0
Others		0			0	[4]
Ending		15,300,000,000			6,840,000,000		1,800,000,000
K BANK Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		31,735,000,000			30,442,000,000		0
Acquisition cost		67,343,000,000			32,500,000,000		32,500,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(10,705,000,000)			(11,381,000,000)		(1,589,000,000)
Acquisition		21,951,000,000			12,892,000,000	[4]	32,500,000,000	[1]
Disposal and others		0	[2]		0		0	[3]
Dividends		0			0		0
Change in capital		144,000,000			(245,000,000)		(469,000,000)
Impairment		0			0		0
Others		584,000,000			27,000,000	[4]
Ending		43,709,000,000			31,735,000,000		30,442,000,000
Smart Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,932,000,000
Acquisition cost		3,000,000,000			3,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(42,000,000)			(68,000,000)
Acquisition		0			3,000,000,000	[4]
Disposal and others		0	[2]		0
Dividends		0			0
Change in capital		0			0
Impairment		0			0
Others		0			0	[4]
Ending		2,890,000,000			2,932,000,000
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		2,957,000,000
Acquisition cost		3,000,000,000			1,500,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(257,000,000)			(43,000,000)
Acquisition		0			3,000,000,000	[4]
Disposal and others		0	[2]		0
Dividends		0			0
Change in capital		0			0
Impairment		0			0
Others		0			0	[4]
Ending		2,700,000,000			2,957,000,000
Well to Sea no.3 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		182,309,000,000
Acquisition cost		101,992,000,000			102,500,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		22,546,000,000			80,894,000,000
Acquisition		0			102,500,000,000	[4]
Disposal and others		(508,000,000)	[2]		(508,000,000)
Dividends		(517,000,000)			0
Change in capital		(6,437,000,000)			(577,000,000)
Impairment		0			0
Others		0			0	[4]
Ending		197,393,000,000			182,309,000,000
Partner One Value Up Ist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		10,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(52,000,000)
Acquisition		10,000,000,000
Disposal and others	[2]	0
Dividends		0
Change in capital		0
Impairment		0
Others		0
Ending		9,948,000,000
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		4,426,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0
Acquisition		4,426,000,000
Disposal and others	[2]	0
Dividends		0
Change in capital		0
Impairment		0
Others		0
Ending		4,426,000,000
Woori Renaissance Holdings
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0			54,422,000,000		37,121,000,000
Acquisition cost					0		63,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)					(622,000,000)		17,303,000,000
Acquisition					0		0	[1]
Disposal and others					0		0	[3]
Dividends					(57,109,000,000)		(2,000,000)
Change in capital					0		0
Impairment					0		0
Others	[4]				3,309,000,000
Ending					0		54,422,000,000
Woori Columbus First Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					0		1,306,000,000
Acquisition cost							1,200,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)							(43,000,000)
Acquisition	[1]						0
Disposal and others	[3]						(1,065,000,000)
Dividends							(198,000,000)
Change in capital							0
Others							0
Ending							0
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,025,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		0
Acquisition		3,025,000,000
Disposal and others	[2]	0
Dividends		0
Change in capital		0
Impairment		0
Others		0
Ending		3,025,000,000
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		939,000,000
Acquisition cost		1,000,000,000			1,000,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(152,000,000)			(61,000,000)
Acquisition		0			1,000,000,000
Disposal and others		0	[2]		0
Dividends		0			0
Change in capital		0			0
Impairment		0			0
Others		0			0	[4]
Ending		787,000,000			939,000,000
Uri Hanhwa Eureka Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		350,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(11,000,000)
Acquisition		350,000,000
Disposal and others	[2]	0
Dividends		0
Change in capital		0
Impairment		0
Others		0
Ending		₩ 339,000,000
United PF First corporate financial stability
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					0		187,592,000,000
Acquisition cost							172,441,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)							3,265,000,000
Acquisition	[1]						0
Disposal and others	[3]						(190,857,000,000)
Dividends							0
Change in capital							0
Ending							0
K-Growth crowd 2step fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					₩ 0		0
Acquisition cost							800,000,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)							(13,000,000)
Acquisition	[1]						800,000,000
Disposal and others	[3]						(787,000,000)
Dividends							0
Change in capital							0
Ending							₩ 0

[1]	AFS financial assets decreased by 5,421 million Won due to transfers to investments in associates during the year ended December 31, 2016.
[2]	Investments in joint ventures and associates decreased by 83,286 million Won through transfers to financial assets at FVTOCI (IFRS 9) which occurred during the year ended December 31, 2018.
[3]	The transfers from investments in associates to AFS financial assets amounted to 155,220 million Won and the transfers from investments in associates to assets held for sale amounted to 6,909 million Won during the year ended December 31, 2016.
[4]	Changes in investments in joint ventures and associates due to debt-equity swap is 51,227 million Won.